Estimated Annual Amortization of Deferred Finance Costs (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred Finance Costs
2013	$ 3,657,207
2014	3,385,569
2015	2,968,456
2016	1,515,842
2017	1,462,537
Thereafter	1,661,654
Net	14,651,265	13,142,330
Aviv Healthcare Properties Limited Partnership and Subsidiaries
Deferred Finance Costs
2013	3,657,207
2014	3,385,569
2015	2,968,456
2016	1,515,842
2017	1,462,537
Thereafter	1,661,654
Net	$ 14,651,265	$ 13,142,330